Cost of services	12 Months Ended
Dec. 31, 2017
Disclosure Of Cost Of Sales [Abstract]
Cost of services
6	Cost of services

	2017	2016	2015
Salaries and social security contributions (**)	(210,799)	(184,623)	(165,774)
Concession fees (***)	(191,933)	(176,492)	(133,846)
Construction service cost	(248,602)	(163,747)	(176,972)
Maintenance expenses	(145,787)	(126,924)	(125,825)
Amortization and depreciation	(100,674)	(89,540)	(64,772)
Services and fees	(54,479)	(49,045)	(42,472)
Cost of fuel	(27,818)	(19,458)	(21,339)
Taxes (*)	(19,511)	(17,543)	(2,711)
Office expenses	(17,256)	(15,885)	(9,756)
Provision for maintenance costs	(2,314)	(4,679)	(5,391)
Others	(10,810)	(11,138)	(10,297)
	(1,029,983)	(859,074)	(759,155)

(*) Mainly includes tax from turnover and municipal taxes.

(**) At the year-end, the number of employees was 6.1 thousand in 2017 and 5.9 thousand in 2016 and 2015.

(***) Includes depreciation for Brazil concession assets of US$ 29,816 as of December 31, 2017 (US$ 26,192 as of December 31, 2016).